FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Schedule of categories of financial instruments

	Year ended December 31,
	2017	2018
	Thousand USD	Thousand USD
Financial assets:
Assets at amortized cost:
Other non-current assets (Note 25)	9,634	8,216
Amounts due from related parties (Note 15)	22,345	1,539
Contract Assets	—	731
Trade and other receivables (Note 16)	22,150	13,760
Restricted cash	40,716	44,182
Cash and cash equivalents	46,084	43,831
Assets at FVTPL:
Amounts due from related parties (Note 15)	—	19,939
Other non-current assets (Note 25)	—	5,636
Total financial assets	140,929	137,834
Financial liabilities
Liabilities at amortized cost:
Trade and other payables	26,644	22,255
Amounts due to related parties	—	211
Borrowings	249,729	256,757
Total liabilities at amortized cost	276,373	279,223
Liabilities at FVTPL:
Other Current liabilities	120,820	130,323
Other non-current liabilities	57,885	59,992
Total liabilities at FVTPL	178,705	190,315

Schedule of remaining contractual maturity for nonderivative financial liabilities

	Weighted					Total	Total
	average					undiscounted	carrying
	interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	cash flows	amount
		Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
At December 31, 2017
Trade and other payables	N/A	26,644	—	—	—	26,644	26,644
Amounts due to related parties	N/A	28	—	—	—	28	28
Borrowings— variable rate	4.82%	4,854	8,173	8,164	118,998	140,189	95,216
Borrowings— fixed rate	3.52%	14,848	17,527	15,611	146,977	194,963	154,513
		46,374	25,700	23,775	265,975	361,824	276,401
At December 31, 2018
Trade and other payables	N/A	22,255	—	—	—	22,255	22,255
Amounts due to related parties	N/A	211	—	—	—	211	211
Borrowings— variable rate	5.02%	6,794	11,742	11,742	133,006	163,284	116,792
Borrowings— fixed rate	3.18%	42,906	9,935	9,935	109,386	172,162	139,965
		72,166	21,677	21,677	242,392	357,912	279,223

Schedule of remaining contractual maturity for derivative financial liabilities

	Weighted average					Total	Total
	effective					undiscounted	carrying
	interest rate	<1 year	1 - 2 years	2 - 3 years	>3 years	cash flows	amount
		Thousand	Thousand	Thousand	Thousand	Thousand USD	Thousand USD
		USD	USD	USD	USD
At December 31, 2017
Other Current liabilities	15%	120,820	—	—	—	120,820	120,820
Other non-current liabilities	10.99%	5,310	8,420	8,440	132,234	154,404	57,885
		126,130	8,420	8,440	132,234	275,224	178,705
At December 31, 2018
Other Current liabilities	15%	130,323	—	—	—	130,323	130,323
Other non-current liabilities	11.88%	1,332	8,497	8,477	124,113	142,419	59,992
		131,655	8,497	8,477	124,113	272,742	190,315

Schedule of fair value measurements of financial assets

Financial assets	Fair value	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable inputs

1) Amounts due from related parties- non-current	Amounts due from related parties – non-current—USD5,050 thousand as of December 31, 2018.(Note a)	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 3% per annum. (Note b) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries

2) Amounts due from related parties-current	Amounts due from related parties - current—USD14,889 thousand as of December 31, 2018.(Note a)	Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

3) Other non-current assets	Other non-current assets—USD5,412 thousand as of December 31, 2018.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 17.52% per annum. (Note c) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries

Schedule of fair value measurements of financial liabilities
Financial liabilities	Fair value	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable inputs
1) Other Current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 29)	Other non-current liabilities—USD120,820 thousand as of December 31, 2017 and Other current liabilities—USD121,940 thousand as of December 31, 2018, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 6% and 6% per annum for year 2017 and 2018, respectively. Estimated net change in electricity income and direct costs was taken into account based on management’s experience and knowledge of market conditions of the specific industries.

2) Other non-current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 30)	Other non-current liabilities—USD1,253 thousand and USD1,378 thousand as of December 31, 2017 and December 31, 2018, respectively.	Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at  6% per annum. (Note 1) Estimated net change in electricity income and direct costs was taken into account management’s experience and knowledge of market conditions of the specific industries.

3) Other current and non-current liabilities classified as other financial instruments in the consolidated statement of financial position (Note 30)

The total number of the balance was USD55,426 thousand and USD65,870 thousand as of December 31, 2017 and December 31, 2018. Other current liabilities shows as USD 8,383 thousand and Other non-current liabilities was 57,487 thousand as of December 31, 2018.

Level 3

Income approach—in this approach, the discounted cash flow method was used to capture the present value of the expected future economic cash outflows to be derived, based on an appropriate discount rate.

Discount rate at 10.8% and 12% for year 2017 and 2018 respectively. (Note 2)

4) Interest rate swaps not designated in hedge accounting relationships (Note 30)	Other non-current liabilities— USD1,064 thousand and USD1,117 thousand as at December 31, 2017 and December 31, 2018.	Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

5) Interest rate swaps not designated in hedge accounting relationships (Note 25, 30)

Other non-current liabilities—USD64 thousand and USD10 thousand as at December 31, 2017 and December 31, 2018.
Other non-current assets include an interest rate swap asset of USD224 thousand as at December 31, 2018, which was a swap liability included in non-current liability as at December 31, 2017.

Level 2

Discounted cash flow. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

N/A

Note:

(1)

A  5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately USD32 thousand and USD31 thousand as at December 31, 2017 and December 31, 2018, respectively. A 5% increase in estimated net change in electricity income and direct cost would increase the carrying amount of the non-current liabilities by USD63 thousand and USD63 thousand as at December 31, 2017 and December 31, 2018, respectively.

(2)

A  5% increase in the discount rate holding all other variables constant would decrease the carrying amount of other non-current liabilities by approximately USD510 thousand and USD1,973 thousand as at December 31, 2017 and December 31, 2018, respectively.

Trade receivables and contract assets
Disclosure of nature and extent of risks arising from financial instruments
Summary of expected credit loss

Expected credit losses for trade receivables and contract assets as at December 31, 2018
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
1	25	41	132	4	20	—	223

Expected credit losses for trade receivables and contract assets as at December 31, 2017
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
1	45	—	—	136	1	—	183

Short-term deposits and debt investments
Disclosure of nature and extent of risks arising from financial instruments
Summary of expected credit loss

Expected credit losses for short-term deposits and debt investments as at December 31, 2018
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
16	63	6	6	292	23	1,227	1,633

Expected credit losses for short-term deposits and debt investments as at December 31, 2017
<90 days	90-180 days	181-360 days	1 - 2 years	2 - 3 years	>3 years	individually	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
41	—	310	502	8	—	—	861

Long-term deposits and debt investments
Disclosure of nature and extent of risks arising from financial instruments
Summary of expected credit loss

Expected credit losses for long-term deposits and debt investments as at December 31, 2018
<180 days	181-360 days	1 - 2 years	2 - 3 years	3-4years	4-5years	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
—	1	—	4	5	388	398

Expected credit losses for long-term deposits and debt investments as at December 31, 2017
<180 days	181-360 days	1 - 2 years	2 - 3 years	3-4years	4-5years	Total
Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
1	1	4	5	7	449	467

Currency risk
Disclosure of nature and extent of risks arising from financial instruments
Schedule of currency risk

	Year ended December 31,
	2017	2017	2017	2018	2018	2018
	Thousand	Thousand	Thousand	Thousand	Thousand	Thousand
	USD	USD	USD	USD	USD	USD
	Denominated	Denominated	Denominated	Denominated	Denominated	Denominated
	in Euro	in JPY	in CAD	in Euro	in JPY	in CAD
Cash and cash equivalents	7,717	21,673	824	5,862	26,672	571
Restricted cash	952	26,537	470	937	30,606	431
Trade and other receivables and contract assets (a)	8,428	7,025	292	3,787	4,605	1,037
Amount due from related parties	9,695	—	—	1,533	—	6
Other non-current assets	—	—	—	—	6,821	—
Total financial assets	26,792	55,235	1,586	12,119	68,704	2,045
Trade and other payables	5,129	10,076	362	3,457	14,533	444
Borrowings	17,152	118,233	—	14,667	131,036	—
Amounts due to related parties	—	—	—	—	—	—
Other financial liabilities	—	123,136	—	—	124,435	—
Total financial liabilities	22,281	251,445	362	18,124	270,004	444
(a)

Trade and other receivables include only trade receivables, other receivables and deposits. Due to the influence of updated IFRS 9, the balance of trade and other receivables and contract assets as December 31, 2018 has been declining sharply comparing to that as December 31, 2017.

Schedule of sensitivity to currency risk

	Year ended December 31,
	2017	2018
	Thousand USD	Thousand USD
EURO	523	(306)
CAD	142	81
JPY	(22,760)	(10,245)